Goodwill and Intangible Assets Goodwill (Details) - USD ($)		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss		$ 0
Amortization of intangible assets		57,700,000	$ 56,900,000	$ 66,300,000
Protective Insurance Corporation | Trade name
Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,600,000	$ 3,600,000
Intangible assets finite lives	2 years	2 years